Leases (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Right-of-use-asset
Opening balance	R$ 21,905	R$ 30,002	R$ 21,172
Additions and contractual changes	7,205	(2,731)	12,659
Depreciation	(3,407)	(5,366)	(3,829)
Balance at December 31	25,703	21,905	30,002
Lease liabilities
Beginning balance	23,049	30,629	22,842
Additions and contractual changes	5,364	(2,801)	15,121
Payments	(4,155)	(6,693)	(8,199)
Interest	2,057	1,914	865
Balance at December 31	R$ 26,315	R$ 23,049	R$ 30,629